UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, Chairman
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Andrew D. Ketter, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 12.2%
Media - 8.7%
Time Warner Inc.	1,250,650	$23,737,337
Viacom Inc. Class B (a)	758,725	29,939,289
		53,676,626
Multiline Retail - 1.5%
Kohl's Corp. (a)	158,000	9,369,400

Specialty Retail - 2.0%
Bed Bath & Beyond Inc. (a)	129,700	4,492,808
Best Buy Co.	14,900	654,855
Office Depot, Inc. (a)	306,000	7,481,700
		12,629,363
Consumer Staples - 13.4%
Beverages - 6.4%
PepsiCo, Inc.	143,800	9,782,714
The Coca-Cola Co.	557,600	29,987,728
		39,770,442
Food & Staples Retailing - 5.6%
Sysco Corp.	310,300	10,357,814
Walgreen Co.	119,500	5,385,865
Wal-Mart Stores, Inc.	429,000	18,717,270
		34,460,949
Household Products - 1.4%
The Procter & Gamble Co.	135,300	8,836,443

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
BP plc ADR	24,600	1,657,056
Chevron Corp.	123,050	10,798,868
Exxon Mobil Corp.	159,900	13,708,227
		26,164,151

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)

Financials - 32.8%
Capital Markets - 3.0%
Morgan Stanley	176,150	$10,986,476
State Street Corp.	125,000	7,670,000
		18,656,476
Commercial Banks - 2.2%
Fifth Third Bancorp	384,417	13,719,843

Consumer Finance - 0.3%
Discover Financial Services (a)	87,975	2,035,741

Diversified Financial Services - 2.4%
Citigroup Inc.	310,600	14,560,928

Insurance - 11.2%
American International Group, Inc.	690,250	45,556,500
Berkshire Hathaway Inc. Class B (a)	5,330	20,733,700
Cincinnati Financial Corp.	69,600	2,932,944
Flagstone Reinsurance Holdings Ltd	4,900	62,328
		69,285,472
Thrifts & Mortgage Finance - 13.7%
Fannie Mae	926,200	60,767,982
Freddie Mac	390,800	24,077,188
		84,845,170
Health Care - 15.7%
Biotechnology - 2.9%
Amgen Inc. (a)	358,550	17,966,941

Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	105,100	1,348,433
Covidien Limited (a)	61,050	2,431,621
Medtronic, Inc.	214,400	11,328,896
ResMed Inc. (a)	27,000	1,097,820
TomoTherapy Inc. (a)	253,250	6,045,077
		22,251,847
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	172,800	11,816,064

Health Care Technology - 2.4%
IMS Health Inc.	496,800	14,874,192

Pharmaceuticals - 4.9%
Pfizer Inc.	1,217,950	30,253,878

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)

Industrials - 1.3%
Commercial Services & Supplies - 0.9%
Cintas Corp.	157,200	$5,761,380

Industrial Conglomerates - 0.4%
Tyco International Ltd.	61,050	2,695,968

Information Technology - 20.3%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	256,750	8,195,460
QUALCOMM Inc.	45,900	1,830,951
		10,026,411
Computers & Peripherals - 0.6%
International Business Machines Corp.	33,100	3,862,439

Electronic Equipment & Instruments - 1.6%
Celestica Inc. (a)	332,900	1,987,413
Flextronics International Ltd. (a)	527,700	6,010,503
Tyco Electronics Ltd. (a)	61,050	2,128,814
		10,126,730
Internet Software & Services - 1.4%
eBay Inc. (a)	244,050	8,322,105

IT Services - 2.5%
Fiserv, Inc. (a)	153,450	7,138,494
Western Union Co.	437,750	8,242,832
		15,381,326
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	139,000	3,309,590
Intel Corp.	273,750	7,049,063
Linear Technology Corp.	349,400	11,876,106
Maxim Integrated Products, Inc.	348,600	10,461,486
		32,696,245
Software - 7.3%
Microsoft Corp.	1,542,750	44,323,207
Take-Two Interactive Software, Inc. (a)	72,600	1,160,148
		45,483,355

TOTAL COMMON STOCKS (COST $541,521,890)		619,529,885

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Clarient Inc., issued 3/31/2004, exercise price $2.75,
expires 3/31/2008 (a) (b) (c)	30,000	$3,225
Clarient Inc., issued 4/27/2004, exercise price $2.75,
expires 4/27/2008 (a) (b) (c)	45,000	5,676

TOTAL WARRANTS (COST $0)		8,901

SHORT-TERM INVESTMENTS - 0.1%

Variable Rate Demand Notes - 0.1%
American Family Financial Services, 4.943%	$441,145	441,145
Wisconsin Central Credit Union, 5.178%	154,250	154,250

Total Variable Rate Demand Notes		595,395

TOTAL SHORT-TERM INVESTMENTS (COST $595,395)		595,395

TOTAL INVESTMENTS - 100.0% (COST $542,117,285)		620,134,181

NET OTHER ASSETS AND LIABILITIES - 0.0%		(47,853)

NET ASSETS - 100.0%		$620,086,328

(a) Non-income producing security.
(b) Security is illiquid.
(c) Fair valued.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

      At August 31, 2007, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$559,145,129
Unrealized appreciation	$84,568,437
Unrealized depreciation	$(23,579,385)
Net unrealized appreciation (depreciation)	$60,989,052

      Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.3%

Consumer Discretionary - 0.3%
Media - 0.3%
Adelphia Recovery Trust Series ACC-1 INT (a)	144,572	$11,566
Time Warner Cable, Inc. Class A (a)	2,694	98,870

TOTAL COMMON STOCKS (COST $123,442)		110,436

BONDS - 98.9%

Corporate Bonds - 19.1%
Beneficial Corp.
6.850% due 10/3/2007	$1,000,000	1,000,459

Countrywide Financial Corp.
5.250% due 1/15/2008	350,000	345,553

First Data Corp.
6.375% due 12/15/2007	350,000	350,557
3.375% due 8/1/2008	500,000	489,727

Gannett Co.
4.125% due 6/15/2008	1,000,000	987,519

General Motors Acceptance Corp.
5.000% due 6/15/2008	100,000	96,422
5.400% due 5/15/2009	120,000	112,761
6.250% due 5/15/2009	50,000	47,558
5.250% due 8/15/2009	80,000	74,403
7.200% due 8/15/2009	50,000	48,197
5.000% due 9/15/2009	110,000	101,814
7.000% due 3/15/2010	130,000	126,051
7.000% due 10/15/2011	200,000	185,947
7.250% due 8/15/2012	100,000	92,024
7.000% due 11/15/2012	50,000	44,073
7.100% due 1/15/2013	32,000	28,935
6.000% due 7/15/2013	60,000	50,478

Hartford Life Global
3.790% due 6/15/2010 (b)	500,000	468,250

HSBC Finance Corp.
5.700% due 7/15/2012	100,000	101,243

Merrill Lynch & Co.
3.850% due 3/2/2009 (b)	500,000	481,175

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.9% (Continued)

Morgan Stanley
4.690% due 6/1/2011 (b)	$500,000	$474,330

Sara Lee Corp.
6.000% due 1/15/2008	300,000	300,049

SLM Corp.
3.890% due 3/2/2009 (b)	1,000,000	926,740
4.170% due 3/15/2012 (b)	100,000	80,991
4.340% due 6/15/2012 (b)	66,000	53,543
5.140% due 9/15/2013 (b)	42,000	33,522
4.810% due 1/31/2014 (b)	25,000	18,459
4.310% due 4/1/2014 (b)	50,000	36,971
4.390% due 5/1/2014 (b)	100,000	74,092
5.070% due 6/2/2014 (b)	70,000	54,536
4.440% due 12/15/2014 (b)	50,000	35,540
4.940% due 5/3/2019 (b)	117,000	75,259

Verizon New York
6.875% due 4/1/2012	250,000	263,411

Total Corporate Bonds		7,660,589

Mortgage Backed Securities - 3.1%
Federal Home Loan Mortgage Corporation Gold PC
6.000% due 7/1/2037, Pool #G0-3104	248,608	248,426
6.000% due 9/1/2037, Pool #A6-5448	1,000,000	999,687

Total Mortgage Backed Securities		1,248,113

United States Government and Agency Issues - 76.7%
Fannie Mae
5.250% due 6/11/2008	400,000	400,014
5.250% due 12/15/2008	2,000,000	2,000,256
5.375% due 1/12/2009	2,000,000	2,001,152
5.450% due 3/27/2009	300,000	300,109
5.450% due 8/8/2011	1,200,000	1,201,052
5.500% due 3/21/2012	1,000,000	1,002,067
6.125% due 8/28/2014	1,000,000	1,002,010
6.000% due 1/26/2016	1,000,000	1,000,259
6.000% due 11/21/2016	1,000,000	1,000,368
6.000% due 12/5/2016	1,000,000	1,001,230
6.500% due 8/16/2017	2,000,000	2,005,270
6.250% due 8/21/2017	500,000	503,732
6.250% due 3/29/2022	1,000,000	995,155
6.000% due 6/6/2022 (c)	500,000	495,509

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

	Principal
	Amount	Value
BONDS - 98.9% (Continued)

Federal Home Loan Banks
5.250% due 12/18/2007	$1,000,000	$999,892
4.250% due 3/24/2008	1,000,000	994,478
4.000% due 12/30/2008 (c)	500,000	496,207
5.450% due 5/21/2009	1,450,000	1,451,443
5.500% due 6/12/2009	800,000	800,121
5.550% due 5/10/2010	2,000,000	2,002,300
6.000% due 7/19/2012	500,000	500,795
6.000% due 2/15/2013	1,100,000	1,102,347
6.000% due 1/6/2016	444,444	444,459
6.000% due 5/22/2017	1,000,000	999,799
6.040% due 3/28/2022	300,000	296,342

Freddie Mac
5.270% due 4/25/2008	800,000	799,841
3.290% due 6/16/2009	600,000	584,006
5.300% due 9/14/2009	250,000	250,034
5.500% due 2/16/2010	1,200,000	1,201,547
6.300% due 6/26/2015	250,000	252,390
6.000% due 11/20/2015	600,000	600,737
6.000% due 10/19/2016	1,000,000	1,001,426
6.000% due 10/25/2019	1,000,000	996,572

Total United States Government and Agency Issues		30,682,919

TOTAL BONDS (COST $39,756,917)		39,591,621

SHORT-TERM INVESTMENTS - 1.8%

Variable Rate Demand Notes - 1.8%
American Family Financial Services, 4.943%	258,605	258,605
Wisconsin Central Credit Union, 5.178%	478,810	478,810

Total Variable Rate Demand Notes		737,415

TOTAL SHORT-TERM INVESTMENTS (COST $737,415)		737,415

TOTAL INVESTMENTS - 101.0% (COST $40,617,774)		40,439,472

NET OTHER ASSETS AND LIABILITIES - (1.0%)		(425,036)

NET ASSETS - 100.0%		$40,014,436

(a) Non-income producing security.
(b) Floating rate notes whose yields vary with the consumer price index. These securities are shown at their current coupon rate as of August 31, 2007.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2007 (Unaudited)

      At August 31, 2007, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$40,617,774
Unrealized appreciation	$60,289
Unrealized depreciation	$(238,591)
Net unrealized appreciation (depreciation)	$(178,302)

      Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 22nd day of October, 2007.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chairman

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 22nd day of October, 2007.

By:	/s/ John W. Thompson
John W. Thompson, Chairman
(Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)